Other liabilities (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Liabilities [Line Items]
Provision for wages, salaries and other employee benefits	$ 4,118	$ 3,130
Peru
Disclosure Of Other Liabilities [Line Items]
Employee profit sharing	$ 2,244	$ 4,929